Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net (loss) income	$ (206)	$ 775	$ 167
Other comprehensive (loss) income
Foreign currency translation adjustments	(130)	(47)	73
Benefit plans, net of tax	(185)	131	(134)
Unrealized hedging (loss) gains and other, net of tax	(8)	(10)	22
Other comprehensive (loss) income, net of tax	(323)	74	(39)
Comprehensive (loss) income	(529)	849	128
Comprehensive income attributable to noncontrolling interests	53	81	93
Comprehensive (loss) income attributable to Visteon Corporation	(582)	768	35
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	8	4	11
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	$ 2	$ 3	$ (6)